Consolidated statement of changes in equity - USD ($) $ in Millions		Total		IFRS 15 [Member]	IFRS 9 [Member]	Share Capital [Member]	Share Capital [Member] IFRS 15 [Member]	Share Capital [Member] IFRS 9 [Member]	Share Premium Account [Member]	Share Premium Account [Member] IFRS 15 [Member]	Share Premium Account [Member] IFRS 9 [Member]	Retained Earnings [Member]	Retained Earnings [Member] IFRS 15 [Member]	Retained Earnings [Member] IFRS 9 [Member]	Foreign Currency Translation Reserve [Member]	Foreign Currency Translation Reserve [Member] IFRS 15 [Member]	Foreign Currency Translation Reserve [Member] IFRS 9 [Member]	Capital Redemption Reserves [Member]	Capital Redemption Reserves [Member] IFRS 15 [Member]	Capital Redemption Reserves [Member] IFRS 9 [Member]	Hedging Reserve [Member]	Hedging Reserve [Member] IFRS 15 [Member]	Hedging Reserve [Member] IFRS 9 [Member]	Merger Reserve [Member]	Merger Reserve [Member] IFRS 15 [Member]	Merger Reserve [Member] IFRS 9 [Member]	Total Equity Attributable to Owners of the Parent [Member]	Total Equity Attributable to Owners of the Parent [Member] IFRS 15 [Member]	Total Equity Attributable to Owners of the Parent [Member] IFRS 9 [Member]	Non-controlling Interests [Member]	Non-controlling Interests [Member] IFRS 15 [Member]	Non-controlling Interests [Member] IFRS 9 [Member]
Beginning balance at Apr. 30, 2016		$ 1,593.7				$ 39.6			$ 190.3			$ 228.3			$ (17.0)			$ 163.4			$ 0.0			$ 988.1			$ 1,592.7			$ 1.0
Changes in equity [Abstract]
Profit for the financial period		157.8	[1]			0.0			0.0			157.9			0.0			0.0			0.0			0.0			157.9			(0.1)
Other comprehensive income/(expense) for the period		(5.7)				0.0			0.0			0.2			(5.9)			0.0			0.0			0.0			(5.7)			0.0
Total comprehensive income/(expense) for the period		152.1				0.0			0.0			158.1			(5.9)			0.0			0.0			0.0			152.2			(0.1)
Transactions with owners:
Dividends		(177.5)				0.0			0.0			(177.5)			0.0			0.0			0.0			0.0			(177.5)			0.0
Treasury shares purchased		(7.7)				0.0			0.0			(7.7)			0.0			0.0			0.0			0.0			(7.7)			0.0
Share options:
Issue of share capital - share options		1.8				0.1			1.8			(0.1)			0.0			0.0			0.0			0.0			1.8			0.0
Share-based payment charge		24.0				0.0			0.0			24.0			0.0			0.0			0.0			0.0			24.0			0.0
Current tax on share options		4.1				0.0			0.0			4.1			0.0			0.0			0.0			0.0			4.1			0.0
Deferred tax on share options		23.0				0.0			0.0			23.0			0.0			0.0			0.0			0.0			23.0			0.0
Share reorganization and buy-back:
Issue and redemption of B shares									0.0
Reallocation of merger reserve		0.0				0.0			0.0			650.0			0.0			0.0			0.0			(650.0)			0.0			0.0
Total movements for the period		19.8				0.1			1.8			673.9			(5.9)			0.0			0.0			(650.0)			19.9			(0.1)
Ending balance at Apr. 30, 2017		1,613.5				39.7			192.1			902.2			(22.9)			163.4			0.0			338.1			1,612.6			0.9
Changes in equity [Abstract]
Profit for the financial period		784.1				0.0			0.0			784.0			0.0			0.0			0.0			0.0			784.0			0.1
Other comprehensive income/(expense) for the period		29.3				0.0			0.0			(11.9)			(28.8)			0.0			70.0			0.0			29.3			0.0
Total comprehensive income/(expense) for the period		813.4				0.0			0.0			772.1			(28.8)			0.0			70.0			0.0			813.3			0.1
Transactions with owners:
Dividends		(542.2)				0.0			0.0			(542.2)			0.0			0.0			0.0			0.0			(542.2)			0.0
Share options:
Issue of share capital - share options		5.8				0.2			5.6			0.0			0.0			0.0			0.0			0.0			5.8			0.0
Share-based payment charge		78.6				0.0			0.0			78.6			0.0			0.0			0.0			0.0			78.6			0.0
Current tax on share options		4.1				0.0			0.0			4.1			0.0			0.0			0.0			0.0			4.1			0.0
Deferred tax on share options		(23.7)				0.0			0.0			(23.7)			0.0			0.0			0.0			0.0			(23.7)			0.0
Acquisitions:
Shares issued to acquire HPE Software business		6,514.2				28.8			0.0			0.0			0.0			0.0			0.0			6,485.4			6,514.2			0.0
Share reorganization and buy-back:
Return of Value - share consolidation		0.0				(2.9)			0.0			0.0			0.0			2.9			0.0			0.0			0.0			0.0
Issue and redemption of B shares		(500.0)				0.0			(156.7)			(500.0)			0.0			500.0			0.0			(343.3)			(500.0)			0.0
Share buy-back		(171.7)				0.0			0.0			(171.7)			0.0			0.0			0.0			0.0			(171.7)			0.0
Reallocation of merger reserve		0.0				0.0			0.0			2,755.8			0.0			0.0			0.0			(2,755.8)			0.0			0.0
Total movements for the period		6,178.5				26.1			(151.1)			2,373.0			(28.8)			502.9			70.0			3,386.3			6,178.4			0.1
Ending balance (Revised [Member]) at Oct. 31, 2018		7,828.8				65.8			41.0			3,312.0			(51.7)			666.3			70.0			3,724.4			7,827.8			1.0
Ending balance (Impact of Adoption of IFRSs [Member]) at Oct. 31, 2018				$ 52.4	$ (15.6)		$ 0.0	$ 0.0		$ 0.0	$ 0.0		$ 52.4	$ (15.6)		$ 0.0	$ 0.0		$ 0.0	$ 0.0		$ 0.0	$ 0.0		$ 0.0	$ 0.0		$ 52.4	$ (15.6)		$ 0.0	$ 0.0
Ending balance at Oct. 31, 2018		7,792.0				65.8			41.0			3,275.2			(51.7)			666.3			70.0			3,724.4			7,791.0			1.0
Changes in equity [Abstract]
Profit for the financial period		1,469.1				0.0			0.0			1,468.8			0.0			0.0			0.0			0.0			1,468.8			0.3
Other comprehensive income/(expense) for the period	[2]	(306.0)				0.0			0.0			4.0			(210.4)			0.0			(99.6)			0.0			(306.0)			0.0
Total comprehensive income/(expense) for the period		1,163.1				0.0			0.0			1,472.8			(210.4)			0.0			(99.6)			0.0			1,162.8			0.3
Transactions with owners:
Dividends		(439.2)				0.0			0.0			(439.2)			0.0			0.0			0.0			0.0			(439.2)			0.0
Treasury shares purchased		(710.0)
Share options:
Issue of share capital - share options		(0.7)				0.1			3.0			(3.8)			0.0			0.0			0.0			0.0			(0.7)			0.0
Share-based payment charge		64.5				0.0			0.0			64.5			0.0			0.0			0.0			0.0			64.5			0.0
Current tax on share options		13.1				0.0			0.0			13.1			0.0			0.0			0.0			0.0			13.1			0.0
Deferred tax on share options		(7.6)				0.0			0.0			(7.6)			0.0			0.0			0.0			0.0			(7.6)			0.0
Share reorganization and buy-back:
Return of Value - share consolidation		0.0				(18.7)			0.0			0.0			0.0			18.7			0.0			0.0			0.0			0.0
Expenses relating to Return of Value		(1.0)				0.0			0.0			(1.0)			0.0			0.0			0.0			0.0			(1.0)			0.0
Issue and redemption of B shares		(1,800.0)				0.0			0.0			(1,800.0)			0.0			1,800.0			0.0			(1,800.0)			(1,800.0)			0.0
Share buy-back		(544.7)				0.0			0.0			(544.7)			0.0			0.0			0.0			0.0			(544.7)			0.0
Reallocation of merger reserve		0.0				0.0			0.0			184.6			0.0			0.0			0.0			(184.6)			0.0			0.0
Total movements for the period		(1,552.5)				(18.6)			3.0			(1,061.3)			(210.4)			1,818.7			(99.6)			(1,984.6)			(1,552.8)			0.3
Ending balance at Oct. 31, 2019		$ 6,276.3				$ 47.2			$ 44.0			$ 2,250.7			$ (262.1)			$ 2,485.0			$ (29.6)			$ 1,739.8			$ 6,275.0			$ 1.3

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)
[2]	$21.6m of foreign exchange movements arising on the re-denomination of intangible assets, see note 11, have been recognized as ''currency translation differences - continuing operations'' and $1.5m of currency translation differences are recorded in retained earnings at October 31, 2019, net of $4.9m of deferred tax.